Standish, Ayer & Wood Investment Trust
                    Standish Small Capitalization Equity Fund

                       Statement of Assets and Liabilities
                           March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in Standish Small Capitalization Equity Portfolio ("Portfolio"),
     at value (Note 1A)                                                                                $ 253,459,484
   Receivable for Fund shares sold                                                                            58,705
   Other assets                                                                                               13,382
                                                                                                       -------------
       Total assets                                                                                      253,531,571

Liabilities
   Payable for Fund shares redeemed                                                  $19,307,575
   Payable to investment adviser (Note 3)                                                 16,378
   Accrued trustees' fees (Note 3)                                                         1,994
   Accrued accounting, custody and transfer agent fees                                     1,567
   Accrued expenses and other liabilities                                                  4,974
                                                                                     -----------

       Total liabilities                                                                                  19,332,488
                                                                                                       -------------
Net Assets                                                                                             $ 234,199,083
                                                                                                       =============
Net Assets consist of:
   Paid-in capital                                                                                     $ 171,080,297
   Accumulated net realized gain                                                                          19,282,679
   Accumulated net investment loss                                                                          (711,854)
   Net unrealized appreciation                                                                            44,547,961
                                                                                                       =============
       Total Net Assets                                                                                $ 234,199,083
                                                                                                       =============

Shares of beneficial interest outstanding                                                                  4,004,281
                                                                                                       =============
Net asset value, offering and redemption price per share
   (Net assets/Shares outstanding)                                                                     $       58.49
                                                                                                       =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish Small Capitalization Equity Fund

                             Statement of Operations
               For the Six Months Ended March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
   Interest income allocated from Portfolio                                                          $    133,079
   Dividend income allocated from Portfolio                                                                73,287
   Expenses allocated from Portfolio                                                                     (918,220)
                                                                                                     ------------
       Net investment income from Portfolio                                                              (711,854)

Expenses
   Accounting, custody and transfer agent fees                                     23,336
   Legal and audit services                                                        16,460
   Registration fees                                                                6,570
   Trustees' fees (Note 3)                                                          1,572
   Insurance expense                                                                  324
   Miscellaneous                                                                      932
                                                                              -----------
       Total expenses                                                              49,194

Deduct:
   Reimbursement of Fund operating expenses                                       (49,194)
                                                                              -----------
       Net expenses                                                                                            --
                                                                                                     ------------
          Net investment income                                                                          (711,854)
                                                                                                     ------------
Realized and Unrealized Gain (Loss)

   Net realized gain allocated from Portfolio on:
       Investment securities transactions                                      27,330,240
       Financial futures contracts                                                445,190
                                                                                ---------
          Net realized gain                                                                            27,775,430

   Change in unrealized appreciation (depreciation) allocated from
     Portfolio on:
       Investment securities                                                  (23,871,334)
       Financial futures contracts                                                 19,710
                                                                              -----------

          Change in net unrealized appreciation (depreciation)                                        (23,851,624)
                                                                                                     ------------

       Net realized and unrealized gain on investments                                                  3,923,806
                                                                                                     ------------

Net increase in net assets resulting from operations                                                 $  3,211,952
                                                                                                     ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish Small Capitalization Equity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended              Nine Months
                                                           March 31, 1998            Ended              Year Ended
                                                            (Unaudited)        September 30, 1997    December 31, 1996
                                                        ------------------  ---------------------  --------------------
Increase (decrease) in Net Assets
From operations
   Net investment loss                                      $    (711,854)       $    (996,730)       $    (971,564)
   Net realized gain                                           27,775,430           24,823,794           37,360,958
   Change in net unrealized appreciation                      (23,851,624)          36,079,031           (2,412,418)
      (depreciation)
                                                            -------------        -------------        -------------
       Net increase in net assets from operations               3,211,952           59,906,095           33,976,976
                                                            -------------        -------------        -------------
Distributions to Shareholders
   From net realized gain                                     (32,065,343)          (4,207,292)         (39,018,707)
                                                            -------------        -------------        -------------
       Total distributions to shareholders                    (32,065,343)          (4,207,292)         (39,018,707)
                                                            -------------        -------------        -------------
Fund share (principal) Transactions (Note 5)
   Net proceeds from sale of shares                             9,927,032           23,255,837           63,681,602
   Net asset value of shares issued to shareholders
       in payment of distributions declared                    29,237,801            3,950,929           36,043,859
   Cost of shares redeemed                                    (50,480,525)         (52,668,241)         (31,022,858)
                                                            -------------        -------------        -------------
   Increase (decrease) in net assets from Fund
      share transactions                                      (11,315,692)         (25,461,475)          68,702,603
                                                            -------------        -------------        -------------

       Net increase (decrease) in net assets                  (40,169,083)          30,237,328           63,660,872

Net Assets
   At beginning of period                                     274,368,166          244,130,838          180,469,966
                                                            -------------        -------------        -------------
   At end of period (including accumulated net
      investment loss of $711,854, $0 and $0,
      respectively)                                         $ 234,199,083        $ 274,368,166        $ 244,130,838
                                                            =============        =============        =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish Small Capitalization Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                             Six Months    Nine Months Ended
                               Ended              Ended                        Year Ended December 31,
                           March 31, 1998       Sept. 30,     -------------------------------------------------------
                             (Unaudited)         1997(1)        1996         1995        1994       1993      1992+
                            ---------------  ---------------------------  ----------  ----------  --------   --------
Net asset value, beginning
   of period                   $  66.50        $  52.96       $  53.46    $  42.15    $  48.97    $ 39.83    $ 39.99
                               --------       ---------       --------    --------   ---------   --------   --------
Income from investment operations:
   Net investment loss*           (0.18)          (0.23)            --          --          --      (0.07)     (0.11)
   Net realized and
      unrealized gain
      (loss) on
      investments                  0.05           14.80           9.29       12.57       (1.84)     11.31       4.00
                               --------       ---------       --------    --------   ---------   --------   --------
Total from investment
   operations                     (0.13)          14.57           9.29       12.57       (1.84)     11.24       3.89
                               --------       ---------       --------    --------   ---------   --------   --------
Less distributions declared to
shareholders
   From net realized gain
      on investments              (7.88)          (1.03)         (9.79)      (1.26)      (4.98)     (2.10)     (4.05)
                               --------       ---------       --------    --------   ---------   --------   --------
   Total distributions            (7.88)          (1.03)         (9.79)      (1.26)      (4.98)     (2.10)     (4.05)
                               --------       ---------       --------    --------   ---------   --------   --------
   Net asset value, end of
      period                   $  58.49        $  66.50       $  52.96    $  53.46    $  42.15    $ 48.97    $ 39.83
                               ========       =========       ========    ========   =========   ========   ========

Total return                       2.04%          27.92%         17.36%      29.83%      (3.66)%    28.21%      9.74%

Ratios (to average daily net assets)/Supplemental Data:
   Net assets, end of
      period (000's
      omitted)                 $234,199        $274,368       $244,131    $180,470    $107,591    $85,141    $50,950
   Expenses*(2)                    0.74%++         0.74%++        0.75%       0.75%       0.79%      0.88%      1.04%
   Net investment loss*           (0.57)%++       (0.57)%++      (0.44)%     (0.30)%     (0.27)%    (0.18)%    (0.38)%
   Portfolio turnover(3)             --              --             28%        112%        130%       144%       101%
   Average broker
      commission rate(3)             --              --       $  0.045          --          --         --         --

-------------------
   *  The investment adviser did not impose a portion of its advisory fee and/or reimbursed a portion of the Fund's operating expenses. If this voluntary reduction had not been undertaken, the investment income per share and the ratios would have been:

   Net investment income
      (loss) per share         $  (0.19)       $  (0.23)      $  (0.01)         --          --         --         --

   Ratios (to average daily net assets):
   Expenses(2)                     0.78%++         0.74%++        0.76%         --          --         --         --
   Net investment loss            (0.61)%++       (0.57)%++      (0.45)%        --          --         --         --

(1)   Calculated based on average shares outstanding.

+     Audited by other auditors.

(2) Includes the Fund's share of the Standish Small Capitalization Equity Portfolio's allocated expenses for periods after May 3, 1996.

++    Computed on an annualized basis.

(3) Portfolio turnover and average broker commission rate represents activity while the Fund was investing directly in securities. The portfolio turnover and average broker commission rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish Small Capitalization Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)      Significant Accounting Policies:

         Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Capitalization Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

         The Fund invests all of its investable assets in an interest in the Standish Small Capitalization Equity Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at March 31, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

         The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A.  Investment security valuations

         The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

         B.  Securities transactions and income

         Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

         C.  Federal taxes

         As a qualified regulated investment company under Subchapter M of the Internal Revenue Code the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

         D.  Other

         All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among all of the investors in the Portfolio.

 (2)     Distributions to Shareholders:

         The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually, as will dividends from net investment income. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income, and accumulated net realized gains (losses).

                     Standish, Ayer & Wood Investment Trust
                    Standish Small Capitalization Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(3)      Investment Advisory Fee:

         The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish, Ayer & Wood, Inc. ("SA&W") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. For the period ended March 31, 1998, SA&W voluntarily agreed to limit the aggregate annual operating expenses of the Fund and the Portfolio (excluding commissions, taxes and extraordinary expenses) to 0.74%, of the Fund's average daily net assets. This agreement is voluntary and temporary and may be discontinued or revised by SA&W at any time. Pursuant to this agreement, SA&W voluntarily reimbursed the Fund for operating expenses in the amount of $49,194 for the six months ended March 31, 1998. The Trust pays no compensation directly to its trustees who are affiliated with the SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(4)      Investment Transactions:

         Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 1998 aggregated $10,117,083 and $34,033,746, respectively.

(5)      Shares of Beneficial Interest:

         The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                         Six Months Ended     Nine Months Ended        Year Ended
                                                          March 31, 1998      September 30, 1997    December 31, 1996
                                                       --------------------  --------------------  -------------------
         Shares sold.................................         176,438               431,424            1,100,618
         Shares issued to shareholders in payment of
           distributions declared....................         592,338                73,437              562,742
         Shares redeemed.............................        (890,318)             (988,851)            (531,585)
                                                       --------------------  --------------------  -------------------
         Net increase/(decrease).....................        (121,542)             (483,990)           1,131,775
                                                       ====================  ====================  ===================

         At March 31, 1998, the Fund had two shareholders of record owning approximately 11% of the Fund's outstanding voting shares, respectively.

                     Standish, Ayer & Wood Investment Trust
                 Standish Small Capitalization Equity Portfolio

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                          Value
Security                                                                            Shares              (Note 1A)
---------------------------------------------------------------------------------------------------------------------
EQUITIES -- 90.4%

Capital Goods -- 10.8%
Aviation Sales Co.*                                                                   114,700        $     4,702,699
Ballantyne Of Omaha, Inc.*                                                            125,900              1,982,925
Eagle USA Airfreight, Inc.*                                                            68,600              1,852,200
Hagler Bailly*                                                                         74,200              1,855,000
Hawker Pacific Aerospace*                                                             121,500              1,215,000
Hub Group, Inc., Class A*                                                              43,900              1,226,456
Kellstrom Industries, Inc.*                                                           129,400              3,259,263
Power-One, Inc.*                                                                      137,700              2,340,900
Service Experts, Inc.*                                                                 69,200              2,175,475
Trailer Bridge, Inc.*                                                                 206,900              2,056,069
Triumph Group, Inc.*                                                                  103,700              4,601,687
                                                                                                     ---------------
                                                                                                          27,267,674
                                                                                                     ---------------

Consumer Stable -- 2.8%
800-Jr Cigar, Inc.*                                                                    61,100              1,222,000
Barnett, Inc.*                                                                         82,600              1,775,900
Robert Mondavi Corp.,  Class A*                                                        59,400              2,450,250
Wilmar Industries, Inc.*                                                               64,700              1,609,413
                                                                                                     ---------------
                                                                                                           7,057,563
                                                                                                     ---------------

Early Cyclical -- 4.0%
Aftermarket Technology, Inc.*                                                         109,500              2,422,688
Atlantic Coast Airlines, Inc.*                                                         39,100              1,876,800
Excelsior-Henderson Motorcycle*                                                       298,600              2,314,150
Midway Airlines Corp.*                                                                 88,800              1,676,100
Midwest Express Holdings                                                               37,200              1,822,800
                                                                                                     ---------------
                                                                                                          10,112,538
                                                                                                     ---------------

Energy -- 2.1%
Cal Dive International, Inc.*                                                          83,800              2,765,400
Friede Goldman Intl, Inc.                                                              90,200              2,604,525
                                                                                                     ---------------
                                                                                                           5,369,925
                                                                                                     ---------------

Financial -- 3.6%
Bay View Capital Corp.                                                                 64,100              2,227,475
First Republic Bank*                                                                   41,300              1,486,800
First Sierra Financial, Inc.*                                                          26,100                678,600
Greater Bay Bancorp                                                                    23,400              1,450,800
Texas Regional Bancshares, Class A                                                     61,700              2,070,806
West Coast Bancorp                                                                     51,600              1,309,350
                                                                                                     ---------------
                                                                                                           9,223,831
                                                                                                     ---------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                 Standish Small Capitalization Equity Portfolio

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                          Value
Security                                                                            Shares              (Note 1A)
---------------------------------------------------------------------------------------------------------------------
Growth Cyclical -- 9.4%
Alliance Gaming Corp.*                                                                423,900        $     2,304,956
Apple South, Inc.                                                                     125,600              1,860,450
Ashworth, Inc.*                                                                        74,600              1,277,525
Atria Communities, Inc.*                                                               96,100              1,849,925
Coldwater Creek, Inc.*                                                                 42,400              1,028,200
Gadzooks, Inc.*                                                                        98,500              2,203,938
North Face, Inc.*                                                                      83,700              2,029,725
PC Connection, Inc.*                                                                   99,500              2,114,375
Scientific Games Holdings Corp.*                                                       54,000              1,130,625
Steiner Leisure Ltd.                                                                  101,050              5,134,602
Vans, Inc.*                                                                           130,900              1,390,813
Wet Seal, Inc., Class A                                                                37,600              1,421,750
                                                                                                     ---------------
                                                                                                          23,746,884
                                                                                                     ---------------

Health Care -- 18.2%
AXYS Pharmaceuticals, Inc.*                                                           182,400              1,596,000
Chirex, Inc.*                                                                         147,400              2,791,388
CN Bioscience, Inc.*                                                                  120,100              3,122,600
Coulter Pharmaceutical, Inc.*                                                          83,800              2,294,025
Endosonics Corp.                                                                      111,500              1,156,813
Geron Corp.*                                                                          147,300              1,822,838
Guilford Pharmaceuticals, Inc.*                                                        99,400              2,186,800
Impath, Inc.*                                                                          74,600              2,853,450
Inhale Therapeutic Systems*                                                            83,300              2,259,513
Leukosite, Inc.*                                                                      146,400              1,354,200
Ligand Pharmaceuticals, Class B*                                                      105,900              1,687,781
Medquist, Inc.                                                                         62,550              2,302,622
National Surgery Centers, Inc. *                                                      115,675              2,956,942
Neurogen Corp.                                                                        107,900              1,658,963
Novoste Corp.*                                                                         70,100              1,818,219
Pharmaceutical Product Development*                                                   144,900              3,387,037
Province Healthcare Co.*                                                               41,000              1,076,250
Quadramed Corp.*                                                                       78,700              2,626,613
Rochester Medical Corp.*                                                               73,500              1,038,188
Specialty Care Network, Inc.*                                                         163,700              1,995,094
Transition Systems, Inc.*                                                             121,500              2,475,563
Vical, Inc.*                                                                          103,900              1,636,425
                                                                                                     ---------------
                                                                                                          46,097,324
                                                                                                     ---------------

Services -- 21.1%
Abacus Direct Corp.*                                                                   54,400              2,842,400
Culturalaccessworldwide, Inc.*                                                         21,300                338,138


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                 Standish Small Capitalization Equity Portfolio

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                          Value
Security                                                                            Shares              (Note 1A)
---------------------------------------------------------------------------------------------------------------------
Services (continued)
Data Processing Resources Corp.*                                                      101,000        $     3,137,313
Emmis Broadcasting Corp., Class A*                                                     63,700              3,360,174
F.Y.I., Inc.*                                                                         114,100              3,123,488
Gray Communications Systems, Class B                                                  100,600              2,917,400
Inspire Insurance Solutions*                                                           98,400              3,271,800
Intelligroup, Inc.*                                                                   150,100              2,429,744
Intl Telecomm Data Systems                                                            109,650              2,864,606
Metzler Group, Inc.*                                                                   41,100              2,044,725
On Assignment, Inc.                                                                    78,100              2,313,713
Pegasus Systems, Inc.*                                                                 57,200              1,472,900
Remedy Temp, Inc.*                                                                     79,900              2,586,763
Rental Service Corp.*                                                                 151,600              3,524,699
Rural Metro Corp.*                                                                     65,000              2,136,875
Scandinavian Broadcast Systems Corp.*                                                 280,000              9,239,999
Scholastic Corp.*                                                                      43,300              1,829,425
Startec Global Communication*                                                          53,100              1,327,500
Telegroup, Inc.*                                                                      130,000              2,632,500
                                                                                                     ---------------
                                                                                                          53,394,162
                                                                                                     ---------------

Technology -- 18.4%
Aspen Technologies, Inc.*                                                              37,900              1,563,375
ATMI, Inc.*                                                                           124,000              3,750,999
Benchmarq Microelectronics*                                                           118,500              2,044,125
Best Software, Inc.*                                                                  124,600              1,884,575
Datastream Systems, Inc.                                                               72,600              1,606,275
Deltek Systems, Inc.*                                                                 109,900              1,950,725
Exar Corp.*                                                                            71,000              1,535,375
Infinium Software, Inc.*                                                              207,900              4,145,005
Infoseek Corp.*                                                                        69,300              1,251,731
Lecroy Corp.*                                                                          63,700              1,353,625
Level One Communications, Inc.                                                         80,600              1,894,100
Lycos, Inc.*                                                                           27,100              1,199,175
Micrel, Inc.                                                                           48,000              1,821,000
N2K, Inc.*                                                                             18,400                549,700
Parlex Corp.                                                                           98,000              1,739,500
PCD, Inc.*                                                                             82,300              1,851,750
Photronics, Inc.                                                                       81,400              2,279,200
PRI Automation, Inc.*                                                                  45,500              1,191,531
Radiant Systems, Inc.*                                                                103,800              2,569,050
Sawtek, Inc.*                                                                          92,500              2,347,188
SBS Technologies, Inc.*                                                               118,800              3,415,499
Semtech Corp.                                                                         106,500              2,715,750

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                 Standish Small Capitalization Equity Portfolio

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                          Value
Security                                                                            Shares              (Note 1A)
---------------------------------------------------------------------------------------------------------------------
Technology (continued)
Walsh International, Inc.*                                                            135,200           $  2,095,600
                                                                                                        ------------
                                                                                                          46,754,853
                                                                                                        ------------

TOTAL EQUITIES (COST $184,497,667)                                                                       229,024,754
                                                                                                        ------------

                                                                                            Par           Value
Security                                                  Rate            Maturity         Value        (Note 1A)
--------------------------------------------------------------------------------------------------------------------

BONDS AND NOTES -- 0.1%

U.S. Government -- 0.1%
FHLMC Discount+                                           0.000%          06/12/1998       350,000           346,150
                                                                                                        ------------
Total U.S. Government (Cost $346,210)                                                                        346,150
                                                                                                        ------------

TOTAL BONDS AND NOTES (COST $346,210)                                                                        346,150
                                                                                                        ------------

SHORT-TERM INVESTMENTS -- 1.2%

REPURCHASE AGREEMENTS -- 1.2%
Prudential-Bache Repurchase Agreement, dated 03/31/98, due 04/01/98, with a maturity value of $3,169,810 and an effective yield of 5.42 %, collateralized by a U.S. Government Agency Obligation with a rate of 7.88%, with a maturity
date of 03/01/27 and with an aggregate market value of $3,232,727                   3,169,333              3,169,333
                                                                                                        ------------
Total Repurchase Agreements (Cost $3,169,333)                                                              3,169,333
                                                                                                        ------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,169,333)                                                             3,169,333
                                                                                                        ------------

TOTAL INVESTMENTS-- 91.7% (COST $188,013,210)                                                           $232,540,237

Other Assets, Less Liabilities-- 8.3%                                                                     20,919,376
                                                                                                        ------------

NET ASSETS-- 100%                                                                                       $253,459,613
                                                                                                        ============

Notes to the Schedule of Investments:

*  Non-income producing security.

+ Denotes all or part of security pledged as collateral to cover margin requirements on open financial futures contracts (Note 6).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                 Standish Small Capitalization Equity Portfolio

                       Statement of Assets and Liabilities
                           March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investments, at value (Note 1A) (identified cost, $188,013,210)                                     $ 232,540,237
   Receivable for investments sold                                                                        23,497,054
   Interest and dividends receivable                                                                           7,906
   Receivable from investment adviser (Note 2)                                                                16,378
   Receivable for daily variation margin on open financial futures contracts (Note 5)                         12,075
   Deferred organization costs (Note 1E)                                                                      46,148
   Prepaid expenses                                                                                            9,558
                                                                                                       -------------
       Total assets                                                                                      256,129,356

Liabilities
   Payable for investments purchased                                                 $ 2,619,466
   Accrued accounting and custody fees                                                    10,133
   Accrued trustees' fees (Note 2)                                                         2,919
   Accrued expenses and other liabilities                                                 37,225
                                                                                     -----------

       Total liabilities                                                                                   2,669,743
                                                                                                       -------------

Net Assets (applicable to investors' beneficial interests)                                             $ 253,459,613
                                                                                                       =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                 Standish Small Capitalization Equity Portfolio

                             Statement of Operations
               For the Six Months Ended March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1C)
   Interest income                                                                                     $    133,079
   Dividend income                                                                                           73,287
                                                                                                       ------------
       Total income                                                                                         206,366

Expenses
   Investment advisory fee (Note 2)                                             $    743,884
   Accounting and custody fees                                                       117,864
   Legal and audit services                                                           34,961
   Amortization of organization expense (Note 1E)                                      7,447
   Insurance expense                                                                   4,949
   Registration fees                                                                   3,999
   Miscellaneous                                                                      21,494
                                                                                ------------
       Total expenses                                                                934,598

Deduct:
   Waiver of investment advisory fee (Note 2)                                        (16,378)
                                                                                ------------
       Net expenses                                                                                         918,220
                                                                                                       ------------
          Net investment income                                                                            (711,854)
                                                                                                       ------------
Realized and Unrealized Gain (Loss)
   Net realized gain
       Investment security transactions                                           27,330,254
       Financial futures contracts                                                   445,190
                                                                                ------------
          Net realized gain                                                                              27,775,444

   Change in unrealized appreciation (depreciation)
       Investment securities                                                     (23,871,347)
       Financial futures contracts                                                    19,710
                                                                                ------------
          Change in net unrealized appreciation (depreciation)                                          (23,851,637)
                                                                                                       ------------

       Net realized and unrealized gain                                                                   3,923,807
                                                                                                       ------------

Net increase (decrease) in net assets from operations                                                  $  3,211,953
                                                                                                       ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                 Standish Small Capitalization Equity Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                 For the Period
                                                     Six Months                                   May 3, 1996
                                                       Ended               Nine Months          (commencement of
                                                   March 31, 1998             Ended              operations) to
                                                    (Unaudited)        September 30, 1997      December 31, 1996
                                                  -----------------    --------------------   ---------------------
Increase (decrease) in Net Assets
From operations
   Net investment loss                              $   (711,854)          $   (953,105)         $   (654,065)
   Net realized gain                                  27,775,444             24,823,815            21,512,706
   Change in net unrealized appreciation
      (depreciation)                                 (23,851,637)            36,079,039           (23,038,475)
                                                    ------------          -------------          ------------
   Net increase (decrease) in net assets
      from operations                                  3,211,953             59,949,749            (2,179,834)
                                                    ------------          -------------          ------------
Capital transactions
   Assets contributed by Standish Small
      Capitalization Equity Fund at
      commencement (including unrealized
      appreciation of $55,359,029)                            --                     --           233,108,124
   Contributions                                      10,117,084             23,224,550            39,060,115
   Withdrawals                                       (34,033,746)           (55,662,397)          (23,335,985)
                                                    ------------          -------------          ------------
   Increase (decrease) in net assets
      resulting from capital transactions            (23,916,662)           (32,437,847)          248,832,254
                                                    ------------          -------------          ------------

       Total increase (decrease) in                  (20,704,709)            27,511,902           246,652,420
       net assets

Net Assets:
   At beginning of period                            274,164,322            246,652,420                    --
                                                    ------------          -------------          ------------

   At end of period                                 $253,459,613           $274,164,322          $246,652,420
                                                    ============          =============          ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                 Standish Small Capitalization Equity Portfolio

                               Supplementary Data
--------------------------------------------------------------------------------

                                                                                                     For the period
                                                           Six Months                                  May 3, 1996
                                                             Ended               Nine Months        (commencement of
                                                         March 31, 1998            Ended             operations) to
                                                          (Unaudited)         September 30, 1997     December 31, 1996
                                                      -------------------   ---------------------  --------------------
Ratios (to average daily net assets):
   Expenses                                                   0.74%+                0.71%+               0.73%+
   Net investment loss                                       (0.58)%+              (0.54)%+             (0.43)%+
Portfolio Turnover                                              50%                   70%                  76%
Average broker commission per share(1)                    $ 0.0387             $  0.0403             $ 0.0434
Net assets, end of period (000's omitted)                 $253,460             $ 274,164             $246,652

------------------------------------

The investment adviser voluntarily agreed not to impose its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses. If these voluntary actions had not been taken, the ratios would have been:

   Expenses                                                   0.75%+                  --+                  --+
   Net investment loss                                       (0.59)%+                 --+                  --+

+     Computed on an annualized basis.

(1) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                 Standish Small Capitalization Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)      Significant Accounting Policies:

         Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Capitalization Equity Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust. As of March 31, 1998, the Standish Small Capitalization Equity Fund's proportionate interest in the net assets of the Portfolio was approximately 100%.

         The following is a summary of significant accounting policies followed by the Portfolio in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A.  Investment security valuations

         Securities for which quotations are readily available are valued at the last sale price, or if no sale, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

         Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

         B.  Repurchase agreements

         It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

         C.  Securities transactions and income

         Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

         D.  Income taxes

         The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                     Standish, Ayer & Wood Master Portfolio
                 Standish Small Capitalization Equity Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

         E.  Deferred organizational expenses

         Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized, on a straight-line basis, through April 2001.

 (2)     Investment Advisory Fee:

         The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.60% of the Portfolio's average daily net assets. For the six months ended March 31, 1998, SA&W has voluntarily agreed to limit the Portfolio's total annual operating expenses (excluding brokerage commissions, taxes, and extraordinary expenses) to 1.50% of the Portfolio's average daily net assets. Pursuant to this agreement SA&W voluntarily did not impose $16,378 of its investment advisory fee. This agreement is voluntary and temporary and may be discontinued or revised by SA&W at any time. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SA&W. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SA&W.

(3)      Purchases and Sales of Investments:

         Purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                             Six months Ended                 Nine months Ended
                                                              March 31, 1998                 September 30, 1997
                                                      -------------------------------    ------------------------------
                                                         Purchases          Sales           Purchases        Sales
                                                      --------------   --------------    --------------  --------------
           U.S. Government Securities................. $     740,747    $           0     $     434,158   $           0
                                                      ==============   ==============    ==============  ==============
           Investments (non-U.S. Government
           Securities)................................ $ 122,396,766    $ 168,760,097     $ 163,412,852   $ 194,172,021
                                                      ==============   ==============    ==============  ==============

(4)      Federal Income Tax Basis of Investment Securities:

         The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 1998, as computed on a federal income tax basis, were as follows:

           Aggregate Cost....................................... $ 188,013,210
                                                                 =============
           Gross unrealized appreciation........................ $  52,188,949
           Gross unrealized depreciation........................ $  (7,661,922)
                                                                 =============
           Net unrealized appreciation (depreciation)........... $  44,527,027
                                                                 =============

(5)      Financial Instruments:

         In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

         The Portfolio trades the following financial instruments with off-balance sheet risk:

                     Standish, Ayer & Wood Master Portfolio
                 Standish Small Capitalization Equity Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

         Options

         Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options again to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the exposure to the underlying instrument, or hedge other portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the schedule of investments. This amount reflects each contracts' exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.

         Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold
         (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio entered into no such transactions during the period ended March 31, 1998.

         Futures contracts

         The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Portfolio deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in value of the hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other portfolio investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts' terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. The Portfolio had the following open financial futures contracts at March 31, 1998.

                                                                            Underlying
                                                                          Face Amount at       Unrealized
                   Contract               Position      Expiration Date        value          Appreciation
         ------------------------------------------------------------------------------------------------------
         Mid Cap 400 (7 contracts)          Long            June 98         $ 1,307,075         $ 20,930
                                                                                               =========

         At March 31, 1998, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.